RISK MANAGEMENT - Contractual maturities of financial liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
0 - 30 Days
RISK MANAGEMENT
Financial liabilities	$ 173,639,612	$ 159,096,436
31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	67,956,943	56,611,323
Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	41,736,579	25,275,809
Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	21,503,125	13,184,196
Greater than 5 years
RISK MANAGEMENT
Financial liabilities	23,077,352	15,829,526
Demand deposit from customers | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	158,943,073	147,346,348
Time deposits from customers | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	9,814,980	8,797,853
Time deposits from customers | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	47,401,947	35,183,211
Time deposits from customers | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	18,441,478	12,910,755
Time deposits from customers | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	7,318,807	3,380,419
Time deposits from customers | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	17,384,283	3,652,367
Interbank deposits - Repurchase agreements | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	921,917	1,336,859
Interbank deposits - Repurchase agreements | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	158,179	276,950
Interbank deposits - Repurchase agreements | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities		7,241
Borrowings from other financial institutions | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	1,601,799	254,790
Borrowings from other financial institutions | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	12,736,576	8,792,402
Borrowings from other financial institutions | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	10,673,653	4,500,806
Borrowings from other financial institutions | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	4,325,218	2,171,491
Borrowings from other financial institutions | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	2,479,635	1,298,168
Debt securities in issue | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	807,242	137,819
Debt securities in issue | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	2,117,609	6,576,852
Debt securities in issue | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	9,501,683	4,843,385
Debt securities in issue | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	8,220,719	5,802,174
Debt securities in issue | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	1,472,558	8,725,526
Preferred shares | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	62,083
Preferred shares | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	374,780	57,701
Preferred shares | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	540,358	115,403
Preferred shares | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	136,414	115,403
Preferred shares | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	322,982	295,697
Derivative financial instruments | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	1,488,518	1,222,767
Derivative financial instruments | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	5,167,852	5,724,207
Derivative financial instruments | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	2,579,407	2,898,219
Derivative financial instruments | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	1,501,967	1,714,709
Derivative financial instruments | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	$ 1,417,894	$ 1,857,768
Mortgage Loans | Minimum
RISK MANAGEMENT
Debt instrument maturity	15 years
Mortgage Loans | Maximum
RISK MANAGEMENT
Debt instrument maturity	30 years